Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2019	Mar. 31, 2018
Top of range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	24.30%	24.00%
Discount rate (post-tax)	20.00%	20.00%
Terminal value growth rate	5.00%	4.00%
EBITDA margin (5-6 years)	43.00%	42.50%
Bottom of range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.00%	19.00%
Discount rate (post-tax)	15.00%	15.00%
Terminal value growth rate	3.50%	3.50%
EBITDA margin (5-6 years)	(5.60%)	(14.70%)